UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Hong T. Le

The Growth Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 28, 2021

We believe in
discovering long-term
growth opportunities
around the world on
behalf of our investors

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	56.76%	18.38%	14.28%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.64% for Class A shares as of the prospectus dated October 30, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for The Growth Fund of America for the periods ended February 28, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AGTHX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
2	Investment portfolio
11	Financial statements
15	Notes to financial statements
24	Financial highlights

Results at a glance

Total returns for periods ended February 28, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

The Growth Fund of America (Class A shares)	13.30%	46.41%	21.09%	14.88%	14.04%
Standard & Poor’s 500 Composite Index†	9.74	31.29	16.82	13.43	11.29

*	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
†	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The Growth Fund of America	1

Investment portfolio February 28, 2021	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Tesla	6.81%
Microsoft	4.86
Netflix	4.82
Amazon	4.26
Facebook	4.26
Alphabet	4.06
UnitedHealth Group	1.90
Broadcom	1.86
Mastercard	1.59
ASML	1.56

Common stocks 96.73%	Shares	Value (000)
Information technology 24.21%
Microsoft Corp.	53,845,827	$12,512,693
Broadcom Inc.	10,207,597	4,796,244
Mastercard Inc., Class A	11,553,826	4,088,321
ASML Holding NV1	4,145,698	2,334,262
ASML Holding NV (New York registered) (ADR)	2,977,844	1,688,706
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	127,610,000	2,788,471
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,564,358	1,078,595
PayPal Holdings, Inc.[2]	12,531,850	3,256,401
ServiceNow, Inc.[2]	3,859,435	2,058,854
Autodesk, Inc.[2]	7,098,614	1,959,217
RingCentral, Inc., Class A2	5,131,797	1,940,640
MongoDB, Inc., Class A2,3	4,781,823	1,845,449
Shopify Inc., Class A, subordinate voting shares[2]	1,338,231	1,714,234
Applied Materials, Inc.	13,829,871	1,634,552
Visa Inc., Class A	7,552,502	1,604,076
Advanced Micro Devices, Inc.[2]	15,474,790	1,307,775
Micron Technology, Inc.[2]	11,328,473	1,036,895
FleetCor Technologies, Inc.[2]	3,331,539	923,869
Square, Inc., Class A2	3,509,258	807,235
Atlassian Corp. PLC, Class A2	3,017,852	717,343
Adobe Inc.[2]	1,467,277	674,463
CrowdStrike Holdings, Inc., Class A2	2,605,662	562,823
Trimble Inc.[2]	7,411,778	549,509
Apple Inc.	4,321,507	524,026
Fiserv, Inc.[2]	4,535,376	523,246
Keyence Corp.[1]	900,900	430,882
Motorola Solutions, Inc.	2,423,620	425,297
Accenture PLC, Class A	1,554,145	389,935
Ceridian HCM Holding Inc.[2]	4,085,749	366,328
Tyler Technologies, Inc.[2]	740,558	343,189
Cognizant Technology Solutions Corp., Class A	4,480,914	329,258
Cree, Inc.[2]	2,868,106	325,415
Okta, Inc., Class A2	1,237,967	323,667
DocuSign, Inc.[2]	1,412,698	320,202
EPAM Systems, Inc.[2]	847,227	316,533
Lam Research Corp.	506,802	287,453
Fidelity National Information Services, Inc.	2,024,287	279,352
Zendesk, Inc.[2]	1,911,181	279,300
Samsung Electronics Co., Ltd.[1]	3,765,452	276,145
Intel Corp.	4,330,005	263,178
Guidewire Software, Inc.[2]	2,370,514	263,103
NetApp, Inc.	3,785,806	236,991
Bill.Com Holdings, Inc.[2]	1,432,913	236,445
ON Semiconductor Corp.[2]	5,824,978	234,572
HubSpot, Inc.[2]	434,505	223,770
Alteryx, Inc., Class A2	2,248,633	214,969
Nice Ltd. (ADR)	892,400	204,842
Zoom Video Communications, Inc., Class A2	500,397	186,953

2	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Jack Henry & Associates, Inc.	1,187,041	$176,204
SS&C Technologies Holdings, Inc.	2,645,984	175,376
Paycom Software, Inc.[2]	449,709	168,299
Elastic NV, non-registered shares[2]	1,114,468	149,773
Qualtrics International Inc., Class A2	3,914,988	148,770
NortonLifeLock Inc.	6,458,441	126,004
CDK Global, Inc.	2,347,904	117,724
Affirm Holdings, Inc., Class A2	1,157,249	107,694
Enphase Energy, Inc.[2]	609,698	107,343
Workday, Inc., Class A2	399,948	98,059
TELUS International (Cda) Inc., subordinate voting shares[2]	3,309,272	96,399
Qorvo, Inc.[2]	523,771	91,519
Cloudflare, Inc., Class A2	1,199,843	88,752
Palo Alto Networks, Inc.[2]	237,169	84,980
Vontier Corp.[2]	2,604,745	81,789
Zebra Technologies Corp., Class A2	158,503	79,161
Snowflake Inc., Class A2	288,407	74,853
Amphenol Corp., Class A	588,156	73,919
GoDaddy Inc., Class A2	789,928	64,079
Arista Networks, Inc.[2]	225,872	63,208
Anaplan, Inc.[2]	971,727	63,153
Flex Ltd.[2]	3,454,140	62,831
QUALCOMM Inc.	387,506	52,774
Keysight Technologies, Inc.[2]	366,052	51,804
Smartsheet Inc., Class A2	743,447	51,484
VeriSign, Inc.[2]	248,651	48,246
NXP Semiconductors NV	245,153	44,753
Amadeus IT Group SA, Class A, non-registered shares[1,2]	528,642	36,661
Datadog, Inc., Class A2	289,423	27,614
Appfolio, Inc., Class A2	149,980	24,600
		62,323,503

Consumer discretionary 21.68%
Tesla, Inc.[2]	25,939,708	17,522,273
Amazon.com, Inc.[2]	3,547,481	10,972,110
Peloton Interactive, Inc., Class A2	17,248,516	2,077,929
Royal Caribbean Cruises Ltd.[3]	17,081,564	1,593,198
General Motors Company	30,675,970	1,574,598
Home Depot, Inc.	5,935,166	1,533,291
Caesars Entertainment, Inc.[2,3]	15,726,977	1,469,529
NIKE, Inc., Class B	10,107,746	1,362,322
Burlington Stores, Inc.[2,3]	5,045,881	1,305,975
Flutter Entertainment PLC (GBP denominated)[1,2]	3,718,888	716,005
Flutter Entertainment PLC (EUR denominated)[1,2]	2,187,779	420,870
Airbnb, Inc., Class A2,4	5,214,423	1,075,996
LVMH Moët Hennessy-Louis Vuitton SE1	1,623,084	1,027,773
Alibaba Group Holding Ltd.[1,2]	33,486,144	1,001,562
D.R. Horton, Inc.	12,281,577	944,085
Darden Restaurants, Inc.[3]	6,677,022	916,955
Hilton Worldwide Holdings Inc.[2]	7,135,741	882,548
Booking Holdings Inc.[2]	358,688	835,209
MercadoLibre, Inc.[2]	500,935	820,587
Chipotle Mexican Grill, Inc.[2]	537,901	775,653
NVR, Inc.[2]	172,058	774,406
Aptiv PLC[2]	3,008,787	450,837
Evolution Gaming Group AB1	3,460,754	430,838
Starbucks Corp.	3,689,518	398,579
Hermès International[1]	332,855	369,869
Moncler SpA[1,2]	5,520,320	341,717
Bright Horizons Family Solutions Inc.[2]	1,884,877	300,939
Mercari, Inc.[1,2]	6,103,300	293,118
Mattel, Inc.[2]	14,335,418	289,575
Vail Resorts, Inc.	825,076	255,097
Dollar General Corp.	1,339,684	253,187
Floor & Decor Holdings, Inc., Class A2	2,519,526	239,582
EssilorLuxottica[1]	1,344,425	218,927
Lennar Corp., Class A	2,599,800	215,705
Domino’s Pizza, Inc.	609,063	211,046

The Growth Fund of America	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
DoorDash, Inc., Class A2,4	1,237,730	$209,783
Kering SA1	300,123	190,004
Aramark	4,918,287	182,567
Wynn Resorts, Ltd.[2]	1,381,601	181,998
DraftKings Inc., Class A2	2,249,671	138,422
Las Vegas Sands Corp.	2,204,301	137,989
Industria de Diseño Textil, SA1	4,035,840	132,938
Marriott International, Inc., Class A2	670,683	99,308
Wayfair Inc., Class A2	305,037	88,150
Toll Brothers, Inc.	1,569,897	83,864
Restaurant Brands International Inc.	1,384,174	82,940
XPeng Inc., Class A (ADR)[2,4]	2,283,034	77,874
Dollar Tree Stores, Inc.[2]	712,204	69,938
Cie. Financière Richemont SA, Class A1	577,807	55,614
Five Below, Inc.[2]	297,754	55,418
lululemon athletica inc.[2]	163,579	50,984
YUM! Brands, Inc.	479,912	49,685
Pool Corp.	119,304	39,939
		55,799,305

Communication services 17.21%
Netflix, Inc.[2,3]	23,022,314	12,405,574
Facebook, Inc., Class A2	42,555,393	10,963,120
Alphabet Inc., Class C2	3,081,905	6,277,409
Alphabet Inc., Class A2	2,062,646	4,170,485
Charter Communications, Inc., Class A2	4,135,274	2,536,660
Activision Blizzard, Inc.	17,829,369	1,704,666
Comcast Corp., Class A	28,364,328	1,495,367
Snap Inc., Class A2	13,040,666	856,250
T-Mobile US, Inc.[2]	4,464,319	535,584
Zillow Group, Inc., Class C, nonvoting shares[2]	2,120,731	342,137
Zillow Group, Inc., Class A2	1,024,653	174,007
ViacomCBS Inc., Class B	5,146,932	331,926
Yandex NV, Class A2	4,126,999	264,066
Tencent Holdings Ltd.[1]	2,907,600	247,951
Match Group, Inc.[2]	1,521,922	232,626
SoftBank Group Corp.[1]	2,461,300	228,444
Live Nation Entertainment, Inc.[2]	2,367,956	210,416
ZoomInfo Technologies Inc., Class A2	3,918,559	205,411
Pinterest, Inc., Class A2	2,341,724	188,696
Walt Disney Company[2]	924,879	174,839
Twitter, Inc.[2]	2,099,726	161,805
Playtika Holding Corp.[2]	5,308,117	157,916
Iridium Communications Inc.[2]	3,711,318	142,181
New York Times Co., Class A	2,658,415	136,031
Bumble Inc., Class A2,4	1,108,098	74,586
Liberty Broadband Corp., Class C, nonvoting shares[2]	370,120	55,337
Electronic Arts Inc.	212,778	28,506
		44,301,996

Health care 13.55%
UnitedHealth Group Inc.	14,739,936	4,896,902
Abbott Laboratories	23,219,610	2,781,245
Thermo Fisher Scientific Inc.	5,921,685	2,665,232
Vertex Pharmaceuticals Inc.[2]	6,962,467	1,479,872
Regeneron Pharmaceuticals, Inc.[2]	3,188,845	1,436,798
Seagen Inc.[2]	7,805,117	1,179,431
NovoCure Ltd.[2,3]	6,782,949	1,011,338
Centene Corp.[2]	17,058,765	998,620
Edwards Lifesciences Corp.[2]	11,065,513	919,544
Insulet Corp.[2]	3,221,565	834,707
Intuitive Surgical, Inc.[2]	1,124,651	828,643
Ultragenyx Pharmaceutical Inc.[2,3]	5,736,900	812,001
Teladoc Health, Inc.[2]	3,480,620	769,530
Exact Sciences Corp.[2]	5,172,081	704,024
BioMarin Pharmaceutical Inc.[2]	8,892,603	688,554
Allakos Inc.[2,3]	4,986,478	604,261
Humana Inc.	1,544,391	586,328

4	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Zoetis Inc., Class A	3,720,739	$577,608
Teva Pharmaceutical Industries Ltd. (ADR)[2]	49,374,292	531,267
Stryker Corp.	2,104,774	510,808
Gilead Sciences, Inc.	7,929,303	486,859
Zimmer Biomet Holdings, Inc.	2,901,148	473,061
Allogene Therapeutics, Inc.[2,3]	13,324,872	462,506
Cigna Corp.	1,925,658	404,196
Illumina, Inc.[2]	911,881	400,690
Sarepta Therapeutics, Inc.[2,3]	4,396,650	382,772
Oak Street Health, Inc.[2]	7,208,990	382,293
Biohaven Pharmaceutical Holding Co. Ltd.[2,3]	4,337,513	368,602
Mettler-Toledo International Inc.[2]	325,419	363,184
Catalent, Inc.[2]	3,130,591	355,980
ResMed Inc.	1,797,267	346,477
Daiichi Sankyo Company, Ltd.[1]	12,058,800	342,727
Vir Biotechnology, Inc.[2]	5,426,359	339,853
DexCom, Inc.[2]	831,328	330,686
PerkinElmer, Inc.	2,511,317	316,652
Novo Nordisk A/S, Class B1	3,996,034	284,291
Molina Healthcare, Inc.[2]	1,311,401	284,259
QIAGEN NV2	5,454,465	272,723
Neurocrine Biosciences, Inc.[2]	2,205,388	241,512
Guardant Health, Inc.[2]	1,613,941	237,540
Twist Bioscience Corp.[2]	1,704,510	234,609
Penumbra, Inc.[2]	808,454	229,949
Danaher Corp.	956,244	210,058
Eli Lilly and Company	954,875	195,644
Pfizer Inc.	5,735,124	192,069
Amgen Inc.	789,990	177,685
Moderna, Inc.[2]	1,124,853	174,138
CRISPR Therapeutics AG2	1,370,339	172,238
Baxter International Inc.	2,020,750	156,992
Galapagos NV1,2	1,594,459	131,397
Madrigal Pharmaceuticals, Inc.[2,3]	1,001,127	121,327
Grail, Inc.[1,2,5,6,7]	10,878,487	107,044
BeiGene, Ltd. (ADR)[2]	310,890	99,485
Novavax, Inc.[2]	401,847	92,919
Verily Life Sciences LLC[1,2,5,6]	673,374	92,205
Chemed Corp.	172,661	76,870
Cortexyme, Inc.[2,3,4]	1,976,703	67,346
Incyte Corp.[2]	803,827	63,229
AstraZeneca PLC[1]	635,908	61,550
PPD, Inc.[2]	1,620,788	56,825
Pacific Biosciences of California, Inc.[2]	1,858,493	56,814
GoodRx Holdings, Inc., Class A2	885,884	39,440
Acerta Pharma BV1,2,5,6	273,779,325	37,508
Alnylam Pharmaceuticals, Inc.[2]	213,372	31,600
Adaptive Biotechnologies Corp.[2]	540,977	30,603
Anthem, Inc.	84,457	25,607
Global Blood Therapeutics, Inc.[2]	549,672	23,416
Sana Biotechnology, Inc.[2]	590,123	18,140
Bluebird Bio, Inc.[2]	208,478	6,484
		34,876,767

Industrials 7.42%
CSX Corp.	29,380,126	2,689,751
TransDigm Group Inc.[2]	2,335,974	1,347,086
Carrier Global Corp.	30,755,158	1,123,486
Caterpillar Inc.	4,684,619	1,011,316
Old Dominion Freight Line, Inc.	4,104,851	881,599
Airbus SE, non-registered shares[1,2]	7,583,446	877,096
Honeywell International Inc.	3,667,240	742,066
Ryanair Holdings PLC (ADR)[2]	5,129,119	551,483
Ryanair Holdings PLC[1,2]	3,788,378	75,835
General Electric Co.	48,300,686	605,691
Safran SA1,2	3,827,975	522,862
Delta Air Lines, Inc.[2]	10,642,057	510,180
Jacobs Engineering Group Inc.	3,943,907	453,865

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Uber Technologies, Inc.[2]	8,644,775	$447,367
Dun & Bradstreet Holdings, Inc.[2]	19,544,615	427,245
HEICO Corp.	2,646,447	332,870
HEICO Corp., Class A	597,065	69,116
Rolls-Royce Holdings PLC[1,2]	241,413,679	362,082
Equifax Inc.	2,207,507	357,351
Harmonic Drive Systems Inc.[1]	4,323,752	332,154
Norfolk Southern Corp.	1,258,835	317,302
Raytheon Technologies Corp.	3,994,620	287,573
Union Pacific Corp.	1,382,318	284,702
Northrop Grumman Corp.	965,487	281,594
L3Harris Technologies, Inc.	1,539,223	280,000
BWX Technologies, Inc.	4,269,482	247,673
Lockheed Martin Corp.	747,302	246,797
Boeing Company[2]	988,434	209,558
Emerson Electric Co.	2,325,696	199,777
Fortive Corp.	2,790,437	183,667
RELX PLC (ADR)	7,395,592	173,722
United Airlines Holdings, Inc.[2]	3,249,575	171,188
Parker-Hannifin Corp.	550,939	158,097
Armstrong World Industries, Inc.	1,754,036	150,110
Waste Management, Inc.	1,314,216	145,733
Stanley Black & Decker, Inc.	819,511	143,283
United Rentals, Inc.[2]	475,717	141,469
MTU Aero Engines AG1	592,485	140,720
Southwest Airlines Co.	2,198,973	127,826
Otis Worldwide Corp.	1,982,609	126,312
Plug Power Inc.[2]	2,575,504	124,603
FedEx Corp.	453,941	115,528
ASSA ABLOY AB, Class B1	4,462,709	111,854
AMETEK, Inc.	933,944	110,177
Komatsu Ltd.[1]	3,504,000	106,622
Waste Connections, Inc.	1,062,165	103,763
Cummins Inc.	399,762	101,220
Generac Holdings Inc.[2]	305,743	100,761
Epiroc AB, Class B1	4,338,088	85,366
Epiroc AB, Class A1	646,532	13,718
ABB Ltd.[1]	3,274,484	93,759
Singapore Technologies Engineering Ltd.[1]	32,995,700	92,582
Lennox International Inc.	273,947	76,642
Westinghouse Air Brake Technologies Corp.	899,214	65,130
Copart, Inc.[2]	498,935	54,464
		19,093,793

Financials 5.47%
JPMorgan Chase & Co.	13,897,451	2,045,288
First Republic Bank	7,164,003	1,180,270
Intercontinental Exchange, Inc.	6,887,248	759,732
BlackRock, Inc.	973,188	675,879
SVB Financial Group[2]	1,310,540	662,295
CME Group Inc., Class A	2,785,049	556,174
Bank of America Corp.	14,869,315	516,114
Citigroup Inc.	7,799,928	513,859
Berkshire Hathaway Inc., Class B2	2,104,277	506,100
PNC Financial Services Group, Inc.	2,713,959	456,922
HDFC Bank Ltd. (ADR)[2]	3,203,386	253,516
HDFC Bank Ltd.[1,2]	8,630,879	179,851
KKR & Co. Inc.	8,853,446	403,363
American International Group, Inc.	8,490,432	373,154
S&P Global Inc.	1,084,963	357,343
Marsh & McLennan Companies, Inc.	3,021,241	348,107
Morgan Stanley	4,467,253	343,398
AIA Group Ltd.[1]	26,327,488	329,551
Arch Capital Group Ltd.[2]	8,963,166	321,061
MSCI Inc.	733,786	304,169
East West Bancorp, Inc.	3,579,944	258,329
Fannie Mae[2]	127,149,724	233,955
Progressive Corp.	2,721,378	233,902

6	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Carlyle Group Inc.	6,775,961	$232,077
Capital One Financial Corp.	1,914,519	230,106
Chubb Ltd.	1,291,688	210,003
Everest Re Group, Ltd.	746,034	180,398
Federal Home Loan Mortgage Corp.[2,4]	91,341,811	165,329
Goldman Sachs Group, Inc.	516,673	165,067
London Stock Exchange Group PLC[1]	1,193,492	159,877
Moody’s Corp.	572,109	157,267
Travelers Companies, Inc.	956,743	139,206
State Street Corp.	1,583,797	115,253
The Blackstone Group Inc., Class A	1,657,528	114,751
Aon PLC, Class A	475,667	108,314
Western Alliance Bancorporation	1,157,351	105,909
Ares Management Corp., Class A	1,615,903	83,995
Tradeweb Markets Inc., Class A	858,088	62,460
BOK Financial Corp.	279,003	24,011
Fifth Third Bancorp	555,723	19,278
		14,085,633

Energy 2.35%
EOG Resources, Inc.	28,030,901	1,809,675
Cenovus Energy Inc.[3]	119,503,953	884,588
Diamondback Energy, Inc.[3]	9,111,374	631,236
Halliburton Company	25,885,557	565,082
Pioneer Natural Resources Company	3,573,486	530,913
ConocoPhillips	10,067,540	523,613
Baker Hughes Co., Class A	16,126,691	394,781
BP PLC[1]	34,379,644	139,758
Cimarex Energy Co.	2,025,558	117,462
Exxon Mobil Corp.	2,006,753	109,107
ONEOK, Inc.	1,778,037	78,749
Canadian Natural Resources, Ltd. (CAD denominated)	1,846,796	50,371
Canadian Natural Resources, Ltd.	525,186	14,332
Suncor Energy Inc.	3,116,893	61,892
Equitrans Midstream Corp.	7,246,165	52,390
Weatherford International[2,3]	4,330,210	50,664
Schlumberger Ltd.	1,660,217	46,337
		6,060,950

Materials 1.99%
Vale SA, ordinary nominative (ADR)	40,269,141	680,548
Vale SA, ordinary nominative	14,500,065	244,557
Freeport-McMoRan Inc.[2]	24,356,673	825,935
Sherwin-Williams Company	995,321	677,157
LyondellBasell Industries NV	5,862,547	604,370
Shin-Etsu Chemical Co., Ltd.[1]	3,476,900	570,590
Rio Tinto PLC[1]	5,098,150	440,587
Linde PLC	1,669,966	407,923
Celanese Corp.	1,520,217	211,173
Allegheny Technologies Inc.[2]	5,111,399	100,490
Ball Corp.	1,114,854	95,197
Danimer Scientific, Inc., Class A2,4	2,209,999	84,267
PPG Industries, Inc.	420,062	56,633
Asahi Kasei Corp.[1]	4,058,800	44,280
Barrick Gold Corp.	2,170,416	40,522
Packaging Corp. of America	209,197	27,618
Scotts Miracle-Gro Co., Class A	109,986	23,443
Alcoa Corp.[2]	27,491	675
		5,135,965

Consumer staples 1.75%
Costco Wholesale Corp.	3,097,465	1,025,261
Constellation Brands, Inc., Class A	3,974,422	851,083
Philip Morris International Inc.	6,805,064	571,761
Reckitt Benckiser Group PLC[1]	4,978,435	416,335
Herbalife Nutrition Ltd.[2,3]	9,114,633	409,976
Kerry Group PLC, Class A1	1,983,595	239,153
Estée Lauder Companies Inc., Class A	573,702	163,998

The Growth Fund of America	7

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Pernod Ricard SA1	824,769	$156,542
British American Tobacco PLC[1]	4,375,582	151,688
Altria Group, Inc.	3,476,047	151,556
Molson Coors Beverage Company, Class B, restricted voting shares	3,139,028	139,530
Monster Beverage Corp.[2]	878,098	77,044
Grocery Outlet Holding Corp.[2]	1,536,284	55,291
Church & Dwight Co., Inc.	563,970	44,413
JUUL Labs, Inc., Class A1,2,5,6	433,213	22,241
Kroger Co.	576,711	18,576
		4,494,448

Real estate 0.83%
Equinix, Inc. REIT	1,342,261	870,241
American Tower Corp. REIT	2,782,562	601,395
SBA Communications Corp. REIT	1,669,804	426,017
Park Hotels & Resorts Inc. REIT	5,824,952	126,693
Pebblebrook Hotel Trust REIT	4,515,476	102,321
		2,126,667

Utilities 0.27%
PG&E Corp.[2]	26,281,872	276,222
NextEra Energy, Inc.	2,824,343	207,533
Xcel Energy Inc.	2,798,332	163,954
Ørsted AS1	311,530	50,283
		697,992

Total common stocks (cost: $104,701,792,000)		248,997,019

Preferred securities 0.52%
Financials 0.28%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[2,4]	45,321,176	256,971
Fannie Mae, Series T, 8.25% noncumulative, preferred shares[2]	16,877,351	80,167
Fannie Mae, Series O, 7.00% noncumulative, preferred shares[2]	6,554,622	56,698
Fannie Mae, Series R, 7.625% noncumulative, preferred shares[2]	3,784,090	17,785
Fannie Mae, Series P, 4.50% noncumulative, preferred shares[2]	755,000	3,307
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[2,4]	53,562,246	282,273
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[2]	2,031,012	8,733
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative, preferred shares[2]	239,000	1,095
		707,029

Consumer discretionary 0.20%
Rivian Automotive, Inc., Series E, preferred shares[1,2,5,6]	5,565,505	205,089
Rivian Automotive, Inc., Series F, noncumulative, preferred shares[1,2,5,6]	2,267,556	83,559
GM Cruise Holdings LLC, Series F, preferred shares[1,2,5,6]	5,205,500	137,165
Waymo LLC, Series A-2, 8.00% noncumulative, preferred shares[1,2,5,6]	1,164,589	100,000
		525,813

Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,630,000	105,724

Total preferred securities (cost: $1,452,190,000)		1,338,566

Rights & warrants 0.00%
Energy 0.00%
Cenovus Energy Inc., warrants expire 2026[2]	1,060,014	3,973

Total rights & warrants (cost: $3,572,000)		3,973

Convertible bonds & notes 0.01%	Principal amount (000)
Consumer discretionary 0.01%
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[3,7]	$15,747	23,978

Total convertible bonds & notes (cost: $15,433,000)		23,978

8	The Growth Fund of America

Bonds, notes & other debt instruments 0.01%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 0.01%
Energy 0.01%
Weatherford International PLC 8.75% 2024[7]	$5,691	$5,984
Weatherford International PLC 11.00% 2024[7]	15,155	14,923
		20,907

Total bonds, notes & other debt instruments (cost: $20,263,000)		20,907

Short-term securities 2.90%	Shares
Money market investments 2.90%
Capital Group Central Cash Fund 0.09%[3,8]	73,763,409	7,377,079
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[8,9]	85,199,488	85,199

Total short-term securities (cost: $7,461,740,000)		7,462,278
Total investment securities 100.17% (cost: $113,654,990,000)		257,846,721
Other assets less liabilities (0.17)%		(432,462)

Net assets 100.00%		$257,414,259

Investments in affiliates3

	Value of affiliates at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 2/28/2021 (000)	Dividend or interest income (000)
Common stocks 9.84%
Information technology 0.71%
MongoDB, Inc., Class A2	$1,085,512	$44,411	$585	$447	$715,664	$1,845,449	$—
FleetCor Technologies, Inc.[2,10]	1,480,865	184,632	863,159	150,708	(29,177)	—	—
						1,845,449
Consumer discretionary 2.05%
Royal Caribbean Cruises Ltd.	950,295	218,027	498	351	425,023	1,593,198	—
Caesars Entertainment, Inc.[2]	428,233	465,531	121,845	10,236	687,374	1,469,529	—
Burlington Stores, Inc.[2]	722,530	369,849	88,947	3,441	299,102	1,305,975	—
Darden Restaurants, Inc.	645,358	193,394	326,744	67,915	337,032	916,955	6,044
Grand Canyon Education, Inc.[2,10]	238,456	—	214,906	(64,603)	41,053	—	—
						5,285,657
Communication services 4.82%
Netflix, Inc.[2]	13,509,883	—	1,272,449	426,651	(258,511)	12,405,574	—
Health care 1.49%
NovoCure Ltd.[2]	372,865	278,797	316	209	359,783	1,011,338	—
Ultragenyx Pharmaceutical Inc.[2]	430,201	74,158	237	123	307,756	812,001	—
Allakos Inc.[2]	414,878	33,226	209	135	156,231	604,261	—
Allogene Therapeutics, Inc.[2]	455,473	19,716	200	75	(12,558)	462,506	—
Sarepta Therapeutics, Inc.[2]	487,351	135,125	195	66	(239,575)	382,772	—
Biohaven Pharmaceutical Holding Co. Ltd.[2]	226,036	60,156	118	37	82,491	368,602	—
Madrigal Pharmaceuticals, Inc.[2]	87,727	19,699	45	3	13,943	121,327	—
Cortexyme, Inc.[2,4]	74,193	14,723	37	7	(21,540)	67,346	—
Bluebird Bio, Inc.[2,10]	325,896	40,897	167,401	(389,792)	196,884	—	—
						3,830,153
Industrials 0.00%
Dun & Bradstreet Holdings, Inc.[2,10]	545,598	100,622	148,207	(8,105)	(62,663)	—	—

The Growth Fund of America	9

Investments in affiliates3 (continued)

	Value of affiliates at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 2/28/2021 (000)	Dividend or interest income (000)
Energy 0.61%
Cenovus Energy Inc.	$107,480	$551,915	$126	$73	$225,246	$884,588	$—
Diamondback Energy, Inc.	357,873	—	2,194	(3,609)	279,166	631,236	3,417
Weatherford International[2]	13,127	—	10	(33)	37,580	50,664	—
						1,566,488
Consumer staples 0.16%
Herbalife Nutrition Ltd.[2]	448,193	—	207	140	(38,150)	409,976	—
Total common stocks						25,343,297
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[7]	19,208	—	9	2	4,777	23,978	395
Short-term securities 2.87%
Money market investments 2.87%
Capital Group Central Cash Fund 0.09%[8]	8,612,421	11,758,468	12,993,810	722	(722)	7,377,079	4,892
Total 12.72%				$195,199	$3,506,209	$32,744,354	$14,748

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $18,945,696,000, which represented 7.36% of the net assets of the fund. This amount includes $18,160,885,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $132,510,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $151,929,000, which represented .06% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 2/28/2021.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Unaffiliated issuer at 2/28/2021.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rivian Automotive, Inc., Series E, preferred shares	7/10/2020	$86,210	$205,089	.08%
Rivian Automotive, Inc., Series F, noncumulative, preferred shares	1/19/2021	83,560	83,559	.03
GM Cruise Holdings LLC, Series F, preferred shares	5/7/2020	95,000	137,165	.05
Grail, Inc.	4/17/2020	55,567	107,044	.04
Waymo LLC, Series A-2, 8.00% noncumulative, preferred shares	5/1/2020	100,000	100,000	.04
Verily Life Sciences LLC	12/21/2018	83,000	92,205	.04
Acerta Pharma BV	5/7/2015	15,750	37,508	.01
JUUL Labs, Inc., Class A	4/8/2019	120,000	22,241	.01
Total private placement securities		$639,087	$784,811	.30%

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds

See notes to financial statements.

10	The Growth Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $132,510 of investment securities on loan):
Unaffiliated issuers (cost: $95,371,963)	$225,102,367
Affiliated issuers (cost: $18,283,027)	32,744,354	$257,846,721
Cash		5,148
Cash denominated in currencies other than U.S. dollars (cost: $1)		1
Cash collateral received for securities on loan		9,467
Receivables for:
Sales of investments	589,057
Sales of fund’s shares	272,829
Dividends and interest	110,037
Securities lending income	444
Other	138	972,505
		258,833,842
Liabilities:
Collateral for securities on loan		94,666
Payables for:
Purchases of investments	951,690
Repurchases of fund’s shares	256,458
Investment advisory services	52,375
Services provided by related parties	53,781
Trustees’ deferred compensation	6,533
Other	4,080	1,324,917
Net assets at February 28, 2021		$257,414,259

Net assets consist of:
Capital paid in on shares of beneficial interest		$104,713,402
Total distributable earnings		152,700,857
Net assets at February 28, 2021		$257,414,259

See notes to financial statements.

The Growth Fund of America	11

Financial statements (continued)

Statement of assets and liabilities
at February 28, 2021 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,770,277 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$126,898,546	1,849,471		$68.61
Class C	4,469,744	72,188		61.92
Class T	15	—	*	68.56
Class F-1	8,451,338	124,121		68.09
Class F-2	32,526,792	475,342		68.43
Class F-3	9,637,896	140,411		68.64
Class 529-A	12,982,914	191,739		67.71
Class 529-C	547,050	8,811		62.09
Class 529-E	406,194	6,073		66.88
Class 529-T	21	—	*	68.55
Class 529-F-1	11	—	*	67.54
Class 529-F-2	767,476	11,198		68.54
Class 529-F-3	29	—	*	68.47
Class R-1	388,542	6,160		63.07
Class R-2	2,466,614	38,614		63.88
Class R-2E	274,453	4,102		66.91
Class R-3	5,896,451	87,940		67.05
Class R-4	7,528,841	110,896		67.89
Class R-5E	782,274	11,517		67.92
Class R-5	2,608,434	38,028		68.59
Class R-6	40,780,624	593,666		68.69

*	Amount less than one thousand.

See notes to financial statements.

12	The Growth Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,583; also includes $14,353 from affiliates)	$772,328
Interest (includes $395 from affiliates)	1,735
Securities lending income (net of fees)	904		$774,967
Fees and expenses*:
Investment advisory services	313,768
Distribution services	229,813
Transfer agent services	83,233
Administrative services	36,370
Reports to shareholders	2,783
Registration statement and prospectus	1,119
Trustees’ compensation	1,576
Auditing and legal	124
Custodian	1,887
Other	4,237
Total fees and expenses before waiver/reimbursement	674,910
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	139
Transfer agent services reimbursement	—	†
Total fees and expenses after waiver/reimbursement			674,771
Net investment income			100,196

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments:
Unaffiliated issuers	13,395,232
Affiliated issuers	195,199
In-kind redemptions	74,212
Currency transactions	4,092		13,668,735
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $412):
Unaffiliated issuers	13,497,154
Affiliated issuers	3,506,209
Currency translations	(1,832)		17,001,531
Net realized gain and unrealized appreciation			30,670,266

Net increase in net assets resulting from operations			$30,770,462

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

The Growth Fund of America	13

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2021*	Year ended August 31, 2020
Operations:
Net investment income	$100,196	$950,887
Net realized gain	13,668,735	7,848,773
Net unrealized appreciation	17,001,531	56,385,153
Net increase in net assets resulting from operations	30,770,462	65,184,813

Distributions paid to shareholders	(10,832,505)	(13,686,330)

Net capital share transactions	2,034,380	(3,570,789)

Total increase in net assets	21,972,337	47,927,694

Net assets:
Beginning of period	235,441,922	187,514,228
End of period	$257,414,259	$235,441,922

*	Unaudited.

See notes to financial statements.

14	The Growth Fund of America

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of

The Growth Fund of America	15

investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In

16	The Growth Fund of America

addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$56,457,082	$5,866,421	$—	$62,323,503
Consumer discretionary	50,600,070	5,199,235	—	55,799,305
Communication services	43,825,601	476,395	—	44,301,996
Health care	33,820,045	819,965	236,757	34,876,767
Industrials	16,279,143	2,814,650	—	19,093,793
Financials	13,416,354	669,279	—	14,085,633
Energy	5,921,192	139,758	—	6,060,950
Materials	4,080,508	1,055,457	—	5,135,965
Consumer staples	3,508,489	963,718	22,241	4,494,448
Real estate	2,126,667	—	—	2,126,667
Utilities	647,709	50,283	—	697,992
Preferred securities	707,029	105,724	525,813	1,338,566
Rights & warrants	3,973	—	—	3,973
Convertible bonds & notes	—	23,978	—	23,978
Bonds, notes & other debt instruments	—	20,907	—	20,907
Short-term securities	7,462,278	—	—	7,462,278
Total	$238,856,140	$18,205,770	$784,811	$257,846,721

The Growth Fund of America	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

18	The Growth Fund of America

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of February 28, 2021, the total value of securities on loan was $132,510,000, and the total value of collateral received was $136,661,000. Collateral received includes cash of $94,666,000 and U.S. government securities of $41,995,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$742,144
Undistributed long-term capital gains	6,194,642
Post-October capital loss deferral[1]	(1,044,482)

[1]	This deferral is considered incurred in the subsequent year.

The Growth Fund of America	19

As of February 28, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$145,975,504
Gross unrealized depreciation on investments	(2,001,955)
Net unrealized appreciation on investments	143,973,549
Cost of investments	113,873,172

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2021						Year ended August 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$304,862		$4,904,093		$5,208,955		$660,248		$5,690,483	$6,350,731
Class C	—		192,827		192,827		260		276,685	276,945
Class T	—	[2]	1		1		—	[2]	1	1
Class F-1	16,567		345,610		362,177		51,723		484,616	536,339
Class F-2	137,235		1,255,271		1,392,506		216,665		1,455,779	1,672,444
Class F-3	46,777		359,773		406,550		66,210		399,333	465,543
Class 529-A	28,861		508,035		536,896		60,874		566,219	627,093
Class 529-C	—		24,059		24,059		—		67,273	67,273
Class 529-E	95		16,165		16,260		1,428		20,155	21,583
Class 529-T	—	[2]	1		1		—	[2]	1	1
Class 529-F-1	—	[2]	—	[2]	—	[2]	4,417		30,494	34,911
Class 529-F-2[3]	2,999		28,706		31,705
Class 529-F-3[3]	—	[2]	1		1
Class R-1	—		16,880		16,880		—		23,512	23,512
Class R-2	—		104,061		104,061		—		132,392	132,392
Class R-2E	—		10,945		10,945		644		13,483	14,127
Class R-3	—		242,630		242,630		19,458		335,584	355,042
Class R-4	16,116		301,902		318,018		45,216		423,092	468,308
Class R-5E	3,890		39,407		43,297		7,301		50,114	57,415
Class R-5	13,117		109,944		123,061		25,800		164,480	190,280
Class R-6	207,814		1,593,861		1,801,675		340,087		2,052,303	2,392,390
Total	$778,333		$10,054,172		$10,832,505		$1,500,331		$12,185,999	$13,686,330

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. During the six months ended February 28, 2021, CRMC voluntarily waived investment advisory services fees of $139,000. CRMC does not intend to recoup this waiver. As a result, the fee shown on the statement of operations of $313,768,000 was reduced to $313,629,000, both of which were equivalent to an annualized rate of 0.259% of average daily net assets.

20	The Growth Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Growth Fund of America	21

For the six months ended February 28, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$146,275		$43,011		$17,800		Not applicable
Class C	20,847		1,547		636		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	10,238		4,791		1,240		Not applicable
Class F-2	Not applicable		15,394		4,532		Not applicable
Class F-3	Not applicable		139		1,304		Not applicable
Class 529-A	13,931		3,941		1,820		$3,675
Class 529-C	2,560		181		81		162
Class 529-E	931		73		57		116
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	62		31		64
Class 529-F-2†	Not applicable		176		73		146
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	1,879		184		57		Not applicable
Class R-2	8,824		4,067		353		Not applicable
Class R-2E	775		259		39		Not applicable
Class R-3	14,408		4,298		865		Not applicable
Class R-4	9,145		3,646		1,097		Not applicable
Class R-5E	Not applicable		713		138		Not applicable
Class R-5	Not applicable		651		397		Not applicable
Class R-6	Not applicable		100		5,850		Not applicable
Total class-specific expenses	$229,813		$83,233		$36,370		$4,163

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,576,000 in the fund’s statement of operations reflects $490,000 in current fees (either paid in cash or deferred) and a net increase of $1,086,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,177,779,000 and $1,252,219,000, respectively, which generated $238,763,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2021.

22	The Growth Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2021

Class A	$5,114,608	77,545		$5,138,089	76,517		$(7,766,423)	(118,157)	$2,486,274	35,905
Class C	382,890	6,420		191,954	3,163		(587,435)	(9,847)	(12,591)	(264)
Class T	—	—		—	—		—	—	—	—
Class F-1	184,012	2,801		352,860	5,295		(971,502)	(14,703)	(434,630)	(6,607)
Class F-2	3,437,145	52,676		1,349,188	20,155		(3,435,462)	(52,260)	1,350,871	20,571
Class F-3	1,358,157	20,481		396,528	5,907		(944,560)	(14,295)	810,125	12,093
Class 529-A	651,969	10,012		536,740	8,099		(901,236)	(13,842)	287,473	4,269
Class 529-C	52,438	876		24,053	395		(115,294)	(1,921)	(38,803)	(650)
Class 529-E	20,464	317		16,253	248		(34,428)	(536)	2,289	29
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	30,383	501		1	—	[2]	(631,766)	(10,818)	(601,382)	(10,317)
Class 529-F-2[3]	679,898	11,340		31,702	473		(41,771)	(615)	669,829	11,198
Class 529-F-3[3]	25	—	[2]	1	—	[2]	—	—	26	— [2]
Class R-1	18,838	311		16,841	272		(64,675)	(1,074)	(28,996)	(491)
Class R-2	236,153	3,841		103,990	1,661		(392,686)	(6,453)	(52,543)	(951)
Class R-2E	33,508	522		10,945	167		(42,773)	(669)	1,680	20
Class R-3	431,614	6,719		241,923	3,684		(1,046,708)	(16,301)	(373,171)	(5,898)
Class R-4	469,594	7,195		317,853	4,784		(1,255,647)	(19,476)	(468,200)	(7,497)
Class R-5E	167,345	2,546		43,297	652		(488,980)	(7,484)	(278,338)	(4,286)
Class R-5	210,956	3,201		122,054	1,819		(653,420)	(9,944)	(320,410)	(4,924)
Class R-6	2,875,687	43,364		1,794,629	26,714		(5,635,440)	(85,569)	(965,124)	(15,491)
Total net increase (decrease)	$16,355,684	250,668		$10,688,902	160,005		$(25,010,206)	(383,964)	$2,034,380	26,709

Year ended August 31, 2020

Class A	$8,896,939	173,092		$6,260,304	122,463		$(12,668,480)	(249,927)	$2,488,763	45,628
Class C	657,171	14,257		274,272	5,883		(1,895,337)	(39,360)	(963,894)	(19,220)
Class T	—	—		—	—		—	—	—	—
Class F-1	645,802	12,829		524,062	10,329		(2,357,840)	(46,216)	(1,187,976)	(23,058)
Class F-2	5,541,422	109,756		1,617,283	31,749		(6,970,364)	(138,378)	188,341	3,127
Class F-3	1,865,818	36,148		454,230	8,892		(1,744,148)	(33,936)	575,900	11,104
Class 529-A	1,523,129	28,721		626,869	12,418		(1,514,932)	(29,261)	635,066	11,878
Class 529-C	112,942	2,432		67,253	1,438		(826,397)	(16,275)	(646,202)	(12,405)
Class 529-E	32,664	652		21,579	433		(70,333)	(1,374)	(16,090)	(289)
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	121,190	2,376		34,898	694		(97,340)	(1,894)	58,748	1,176
Class R-1	32,107	681		23,473	494		(111,231)	(2,360)	(55,651)	(1,185)
Class R-2	418,089	8,723		132,215	2,751		(685,403)	(14,384)	(135,099)	(2,910)
Class R-2E	43,090	872		14,127	282		(63,613)	(1,282)	(6,396)	(128)
Class R-3	675,255	13,523		354,087	7,072		(1,876,507)	(37,608)	(847,165)	(17,013)
Class R-4	767,339	15,183		464,384	9,178		(2,328,411)	(46,276)	(1,096,688)	(21,915)
Class R-5E	283,870	5,598		57,414	1,135		(297,224)	(5,866)	44,060	867
Class R-5	467,466	8,962		189,630	3,715		(1,183,589)	(23,331)	(526,493)	(10,654)
Class R-6	4,667,608	91,866		2,391,180	46,785		(9,138,802)	(176,805)	(2,080,014)	(38,154)
Total net increase (decrease)	$26,751,901	525,671		$13,507,261	265,711		$(43,829,951)	(864,533)	$(3,570,789)	(73,151)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $28,959,608,000 and $36,190,753,000, respectively, during the six months ended February 28, 2021.

The Growth Fund of America	23

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2021[5,6]	$63.18	$.01	$8.33	$8.34	$(.17)	$(2.74)	$(2.91)	$68.61	13.30%[7]		$126,899.61%[8]				.61%[8]		.03%[8]
8/31/2020	49.39	.22	17.23	17.45	(.38)	(3.28)	(3.66)	63.18	37.07		114,585.64				.64		.42
8/31/2019	56.31	.30	(2.09)	(1.79)	(.31)	(4.82)	(5.13)	49.39	(1.31)		87,316.63				.63		.61
8/31/2018	48.81	.28	10.70	10.98	(.25)	(3.23)	(3.48)	56.31	23.49		93,649.62				.62		.53
8/31/2017	43.47	.29	7.83	8.12	(.25)	(2.53)	(2.78)	48.81	19.60		81,221.64				.64		.64
8/31/2016	43.31	.24	3.58	3.82	(.27)	(3.39)	(3.66)	43.47	9.31		74,847.66				.66		.57
Class C:
2/28/2021[5,6]	57.32	(.21)	7.55	7.34	—	(2.74)	(2.74)	61.92	12.89	[7]	4,470		1.35	[8]	1.35	[8]	(.71)[8]
8/31/2020	45.09	(.14)	15.65	15.51	— [9]	(3.28)	(3.28)	57.32	36.07		4,153		1.38		1.38		(.30)
8/31/2019	51.96	(.08)	(1.97)	(2.05)	—	(4.82)	(4.82)	45.09	(2.09)		4,134		1.41		1.41		(.17)
8/31/2018	45.39	(.13)	9.93	9.80	—	(3.23)	(3.23)	51.96	22.54		4,953		1.42		1.42		(.28)
8/31/2017	40.69	(.07)	7.30	7.23	—	(2.53)	(2.53)	45.39	18.63		4,745		1.44		1.44		(.17)
8/31/2016	40.80	(.09)	3.37	3.28	—	(3.39)	(3.39)	40.69	8.47		5,009		1.46		1.46		(.23)
Class T:
2/28/2021[5,6]	63.19	.08	8.34	8.42	(.31)	(2.74)	(3.05)	68.56	13.41	[7,10]	—	[11]	.39	[8,10]	.39	[8,10]	.25 [8,10]
8/31/2020	49.39	.34	17.24	17.58	(.50)	(3.28)	(3.78)	63.19	37.40	[10]	—	[11]	.40	[10]	.40	[10]	.66 [10]
8/31/2019	56.34	.41	(2.12)	(1.71)	(.42)	(4.82)	(5.24)	49.39	(1.11)[10]		—	[11]	.41	[10]	.41	[10]	.83 [10]
8/31/2018	48.84	.38	10.72	11.10	(.37)	(3.23)	(3.60)	56.34	23.76	[10]	—	[11]	.42	[10]	.42	[10]	.73 [10]
8/31/2017[5,12]	45.38	.18	3.28	3.46	—	—	—	48.84	7.62	[7,10]	—	[11]	.18	[7,10]	.18	[7,10]	.38 [7,10]
Class F-1:
2/28/2021[5,6]	62.70	(.01)	8.27	8.26	(.13)	(2.74)	(2.87)	68.09	13.27	[7]	8,451.66			[8]	.66	[8]	(.02)[8]
8/31/2020	49.02	.20	17.11	17.31	(.35)	(3.28)	(3.63)	62.70	37.05		8,196.67				.67		.40
8/31/2019	55.92	.27	(2.09)	(1.82)	(.26)	(4.82)	(5.08)	49.02	(1.40)		7,539.69				.69		.54
8/31/2018	48.47	.24	10.64	10.88	(.20)	(3.23)	(3.43)	55.92	23.43		8,381.69				.69		.45
8/31/2017	43.20	.26	7.77	8.03	(.23)	(2.53)	(2.76)	48.47	19.50		8,574.70				.70		.57
8/31/2016	43.05	.22	3.57	3.79	(.25)	(3.39)	(3.64)	43.20	9.28		8,494.71				.71		.52
Class F-2:
2/28/2021[5,6]	63.07	.08	8.32	8.40	(.30)	(2.74)	(3.04)	68.43	13.42	[7]	32,527.40			[8]	.40	[8]	.24 [8]
8/31/2020	49.30	.34	17.20	17.54	(.49)	(3.28)	(3.77)	63.07	37.38		28,682.41				.41		.65
8/31/2019	56.25	.40	(2.11)	(1.71)	(.42)	(4.82)	(5.24)	49.30	(1.10)		22,265.42				.42		.81
8/31/2018	48.76	.39	10.69	11.08	(.36)	(3.23)	(3.59)	56.25	23.76		22,226.42				.42		.74
8/31/2017	43.45	.38	7.81	8.19	(.35)	(2.53)	(2.88)	48.76	19.83		16,049.43				.43		.84
8/31/2016	43.29	.33	3.59	3.92	(.37)	(3.39)	(3.76)	43.45	9.57		12,100.44				.44		.79
Class F-3:
2/28/2021[5,6]	63.28	.11	8.35	8.46	(.36)	(2.74)	(3.10)	68.64	13.47	[7]	9,638.30			[8]	.30	[8]	.34 [8]
8/31/2020	49.45	.39	17.26	17.65	(.54)	(3.28)	(3.82)	63.28	37.53		8,120.31				.31		.75
8/31/2019	56.41	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.45	(1.01)		5,796.32				.32		.92
8/31/2018	48.90	.44	10.71	11.15	(.41)	(3.23)	(3.64)	56.41	23.86		4,704.33				.33		.84
8/31/2017[5,13]	44.36	.30	4.24	4.54	—	—	—	48.90	10.24	[7]	2,687.34			[8]	.34	[8]	1.08 [8]
Class 529-A:
2/28/2021[5,6]	62.38	— [9]	8.23	8.23	(.16)	(2.74)	(2.90)	67.71	13.29	[7]	12,983.65			[8]	.65	[8]	(.01)[8]
8/31/2020	48.80	.20	17.01	17.21	(.35)	(3.28)	(3.63)	62.38	37.01		11,695.68				.68		.38
8/31/2019	55.70	.26	(2.07)	(1.81)	(.27)	(4.82)	(5.09)	48.80	(1.38)		8,569.70				.70		.54
8/31/2018	48.33	.24	10.59	10.83	(.23)	(3.23)	(3.46)	55.70	23.41		9,114.70				.70		.46
8/31/2017	43.08	.25	7.75	8.00	(.22)	(2.53)	(2.75)	48.33	19.50		7,233.71				.71		.57
8/31/2016	42.95	.20	3.56	3.76	(.24)	(3.39)	(3.63)	43.08	9.23		6,229.74				.74		.48

See end of table for footnotes.

24	The Growth Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2021[5,6]	$57.48	$(.22)	$7.57	$7.35	$—	$(2.74)	$(2.74)	$62.09	12.87%[7]		$547		1.38%[8]		1.38%[8]		(.74)%[8]
8/31/2020	45.23	(.15)	15.68	15.53	—	(3.28)	(3.28)	57.48	35.98		544		1.42		1.42		(.31)
8/31/2019	52.11	(.10)	(1.96)	(2.06)	—	(4.82)	(4.82)	45.23	(2.11)		989		1.45		1.45		(.21)
8/31/2018	45.54	(.16)	9.96	9.80	—	(3.23)	(3.23)	52.11	22.46		1,240		1.46		1.46		(.34)
8/31/2017	40.83	(.09)	7.33	7.24	—	(2.53)	(2.53)	45.54	18.59		1,625		1.48		1.48		(.21)
8/31/2016	40.96	(.11)	3.37	3.26	—	(3.39)	(3.39)	40.83	8.39		1,469		1.52		1.52		(.29)
Class 529-E:
2/28/2021[5,6]	61.59	(.08)	8.13	8.05	(.02)	(2.74)	(2.76)	66.88	13.15	[7]	406.88			[8]	.88	[8]	(.24)[8]
8/31/2020	48.22	.08	16.80	16.88	(.23)	(3.28)	(3.51)	61.59	36.70		372.90				.90		.16
8/31/2019	55.07	.15	(2.04)	(1.89)	(.14)	(4.82)	(4.96)	48.22	(1.60)		305.93				.93		.30
8/31/2018	47.81	.11	10.48	10.59	(.10)	(3.23)	(3.33)	55.07	23.11		351.94				.94		.21
8/31/2017	42.65	.14	7.67	7.81	(.12)	(2.53)	(2.65)	47.81	19.20		307.95				.95		.32
8/31/2016	42.54	.10	3.53	3.63	(.13)	(3.39)	(3.52)	42.65	8.99		272.98				.98		.25
Class 529-T:
2/28/2021[5,6]	63.17	.07	8.33	8.40	(.28)	(2.74)	(3.02)	68.55	13.40	[7,10]	—	[11]	.43	[8,10]	.43	[8,10]	.20 [8,10]
8/31/2020	49.38	.32	17.23	17.55	(.48)	(3.28)	(3.76)	63.17	37.33	[10]	—	[11]	.44	[10]	.44	[10]	.62 [10]
8/31/2019	56.32	.39	(2.12)	(1.73)	(.39)	(4.82)	(5.21)	49.38	(1.15)[10]		—	[11]	.45	[10]	.45	[10]	.79 [10]
8/31/2018	48.83	.35	10.72	11.07	(.35)	(3.23)	(3.58)	56.32	23.70	[10]	—	[11]	.47	[10]	.47	[10]	.68 [10]
8/31/2017[5,12]	45.38	.17	3.28	3.45	—	—	—	48.83	7.60	[7,10]	—	[11]	.20	[7,10]	.20	[7,10]	.37 [7,10]
Class 529-F-1:
2/28/2021[5,6]	62.24	.07	8.25	8.32	(.28)	(2.74)	(3.02)	67.54	13.44	[7,10]	—	[11]	.42	[8,10]	.42	[8,10]	.22 [8,10]
8/31/2020	48.69	.31	16.99	17.30	(.47)	(3.28)	(3.75)	62.24	37.35		642.45				.45		.61
8/31/2019	55.65	.38	(2.12)	(1.74)	(.40)	(4.82)	(5.22)	48.69	(1.18)		445.47				.47		.77
8/31/2018	48.28	.35	10.58	10.93	(.33)	(3.23)	(3.56)	55.65	23.69		384.47				.47		.68
8/31/2017	43.04	.35	7.74	8.09	(.32)	(2.53)	(2.85)	48.28	19.76		291.49				.49		.79
8/31/2016	42.92	.29	3.55	3.84	(.33)	(3.39)	(3.72)	43.04	9.46		231.52				.52		.70
Class 529-F-2:
2/28/2021[5,6,14]	59.21	.05	12.30	12.35	(.28)	(2.74)	(3.02)	68.54	20.97	[7]	767.14			[7]	.14	[7]	.07 [7]
Class 529-F-3:
2/28/2021[5,6,14]	59.21	.06	12.31	12.37	(.37)	(2.74)	(3.11)	68.47	20.99	[7]	—	[11]	.15	[7]	.12	[7]	.09 [7]
Class R-1:
2/28/2021[5,6]	58.35	(.22)	7.68	7.46	—	(2.74)	(2.74)	63.07	12.87	[7]	389		1.38	[8]	1.38	[8]	(.74)[8]
8/31/2020	45.86	(.16)	15.93	15.77	—	(3.28)	(3.28)	58.35	36.01		388		1.40		1.40		(.33)
8/31/2019	52.74	(.09)	(1.97)	(2.06)	—	(4.82)	(4.82)	45.86	(2.08)		359		1.42		1.42		(.19)
8/31/2018	46.04	(.14)	10.07	9.93	—	(3.23)	(3.23)	52.74	22.50		448		1.42		1.42		(.28)
8/31/2017	41.23	(.07)	7.41	7.34	—	(2.53)	(2.53)	46.04	18.65		419		1.43		1.43		(.16)
8/31/2016	41.29	(.08)	3.41	3.33	—	(3.39)	(3.39)	41.23	8.49		438		1.43		1.43		(.20)

See end of table for footnotes.

The Growth Fund of America	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2021[5,6]	$59.07	$(.23)	$7.78	$7.55	$—	$(2.74)	$(2.74)	$63.88	12.87%[7]	$2,467		1.39%[8]		1.39%[8]		(.75)%[8]
8/31/2020	46.39	(.16)	16.12	15.96	—	(3.28)	(3.28)	59.07	36.01	2,337		1.40		1.40		(.34)
8/31/2019	53.29	(.09)	(1.99)	(2.08)	—	(4.82)	(4.82)	46.39	(2.10)	1,970		1.42		1.42		(.18)
8/31/2018	46.47	(.13)	10.18	10.05	—	(3.23)	(3.23)	53.29	22.55	2,304		1.41		1.41		(.27)
8/31/2017	41.60	(.07)	7.47	7.40	—	(2.53)	(2.53)	46.47	18.63	2,153		1.42		1.42		(.15)
8/31/2016	41.62	(.07)	3.44	3.37	—	(3.39)	(3.39)	41.60	8.53	2,137		1.40		1.40		(.18)
Class R-2E:
2/28/2021[5,6]	61.67	(.14)	8.12	7.98	—	(2.74)	(2.74)	66.91	13.02 [7]	274		1.10	[8]	1.10	[8]	(.46)[8]
8/31/2020	48.30	(.02)	16.83	16.81	(.16)	(3.28)	(3.44)	61.67	36.44	252		1.11		1.11		(.04)
8/31/2019	55.21	.06	(2.05)	(1.99)	(.10)	(4.82)	(4.92)	48.30	(1.81)	203		1.12		1.12		.12
8/31/2018	48.00	.02	10.52	10.54	(.10)	(3.23)	(3.33)	55.21	22.90	185		1.12		1.12		.04
8/31/2017	42.92	.08	7.70	7.78	(.17)	(2.53)	(2.70)	48.00	19.02	108		1.12		1.12		.18
8/31/2016	43.09	.07	3.55	3.62	(.40)	(3.39)	(3.79)	42.92	8.89	34		1.11		1.11		.17
Class R-3:
2/28/2021[5,6]	61.75	(.10)	8.14	8.04	—	(2.74)	(2.74)	67.05	13.11 [7]	5,896.94			[8]	.94	[8]	(.30)[8]
8/31/2020	48.32	.06	16.84	16.90	(.19)	(3.28)	(3.47)	61.75	36.63	5,794.95				.95		.12
8/31/2019	55.14	.13	(2.03)	(1.90)	(.10)	(4.82)	(4.92)	48.32	(1.64)	5,356.97				.97		.26
8/31/2018	47.86	.09	10.49	10.58	(.07)	(3.23)	(3.30)	55.14	23.06	6,728.97				.97		.17
8/31/2017	42.68	.13	7.68	7.81	(.10)	(2.53)	(2.63)	47.86	19.18	6,518.98				.98		.30
8/31/2016	42.55	.10	3.53	3.63	(.11)	(3.39)	(3.50)	42.68	8.99	6,507.98				.98		.24
Class R-4:
2/28/2021[5,6]	62.53	— [9]	8.25	8.25	(.15)	(2.74)	(2.89)	67.89	13.27 [7]	7,529.64			[8]	.64	[8]	— [8,15]
8/31/2020	48.89	.21	17.06	17.27	(.35)	(3.28)	(3.63)	62.53	37.06	7,403.65				.65		.42
8/31/2019	55.79	.28	(2.09)	(1.81)	(.27)	(4.82)	(5.09)	48.89	(1.38)	6,860.67				.67		.56
8/31/2018	48.38	.24	10.63	10.87	(.23)	(3.23)	(3.46)	55.79	23.46	8,391.67				.67		.47
8/31/2017	43.13	.27	7.76	8.03	(.25)	(2.53)	(2.78)	48.38	19.54	8,123.68				.68		.59
8/31/2016	42.99	.22	3.56	3.78	(.25)	(3.39)	(3.64)	43.13	9.29	7,762.68				.68		.54
Class R-5E:
2/28/2021[5,6]	62.61	.06	8.26	8.32	(.27)	(2.74)	(3.01)	67.92	13.37 [7]	782.45			[8]	.45	[8]	.19 [8]
8/31/2020	48.97	.31	17.09	17.40	(.48)	(3.28)	(3.76)	62.61	37.36	990.45				.45		.61
8/31/2019	55.97	.39	(2.14)	(1.75)	(.43)	(4.82)	(5.25)	48.97	(1.17)	732.46				.46		.80
8/31/2018	48.55	.42	10.59	11.01	(.36)	(3.23)	(3.59)	55.97	23.72	296.45				.45		.79
8/31/2017	43.34	.38	7.77	8.15	(.41)	(2.53)	(2.94)	48.55	19.78	31.47				.47		.83
8/31/2016[5,16]	45.73	.22	1.21	1.43	(.43)	(3.39)	(3.82)	43.34	3.60 [7]	—	[11]	.56	[8]	.56	[8]	.70 [8]
Class R-5:
2/28/2021[5,6]	63.22	.10	8.34	8.44	(.33)	(2.74)	(3.07)	68.59	13.45 [7]	2,608.34			[8]	.34	[8]	.30 [8]
8/31/2020	49.40	.37	17.24	17.61	(.51)	(3.28)	(3.79)	63.22	37.48	2,716.35				.35		.72
8/31/2019	56.35	.43	(2.13)	(1.70)	(.43)	(4.82)	(5.25)	49.40	(1.08)	2,648.37				.37		.86
8/31/2018	48.84	.40	10.72	11.12	(.38)	(3.23)	(3.61)	56.35	23.81	3,430.37				.37		.77
8/31/2017	43.50	.41	7.82	8.23	(.36)	(2.53)	(2.89)	48.84	19.90	3,665.38				.38		.90
8/31/2016	43.33	.35	3.60	3.95	(.39)	(3.39)	(3.78)	43.50	9.64	3,551.39				.39		.84
Class R-6:
2/28/2021[5,6]	63.32	.11	8.36	8.47	(.36)	(2.74)	(3.10)	68.69	13.48 [7]	40,781.30			[8]	.30	[8]	.34 [8]
8/31/2020	49.48	.40	17.26	17.66	(.54)	(3.28)	(3.82)	63.32	37.53	38,573.30				.30		.76
8/31/2019	56.44	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.48	(1.01)	32,028.32				.32		.92
8/31/2018	48.91	.44	10.72	11.16	(.40)	(3.23)	(3.63)	56.44	23.88	31,562.32				.32		.83
8/31/2017	43.57	.43	7.83	8.26	(.39)	(2.53)	(2.92)	48.91	19.95	22,661.33				.33		.95
8/31/2016	43.40	.37	3.60	3.97	(.41)	(3.39)	(3.80)	43.57	9.68	16,299.33				.33		.89

	Six months ended
	February 28,	Year ended August 31,
	2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[17]	12%	28%	36%	28%	25%	31%

26	The Growth Fund of America

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Amount less than .01%.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

The Growth Fund of America	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2020, through February 28, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	The Growth Fund of America

Expense example (continued)

	Beginning account value 9/1/2020	Ending account value 2/28/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,132.96	$3.23	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	1,128.93	7.13	1.35
Class C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class T – actual return	1,000.00	1,134.12	2.06	.39
Class T – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-1 – actual return	1,000.00	1,132.68	3.49	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,134.16	2.12	.40
Class F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-3 – actual return	1,000.00	1,134.69	1.59	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	1,132.86	3.44	.65
Class 529-A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-C – actual return	1,000.00	1,128.73	7.28	1.38
Class 529-C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class 529-E – actual return	1,000.00	1,131.48	4.65	.88
Class 529-E – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-T – actual return	1,000.00	1,133.95	2.28	.43
Class 529-T – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-1 – actual return	1,000.00	1,134.44	2.22	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-2 – actual return†	1,000.00	1,134.06	1.51	.43
Class 529-F-2 – assumed 5% return†	1,000.00	1,022.66	2.16	.43
Class 529-F-3 – actual return†	1,000.00	1,134.41	1.26	.36
Class 529-F-3 – assumed 5% return†	1,000.00	1,023.01	1.81	.36
Class R-1 – actual return	1,000.00	1,128.70	7.28	1.38
Class R-1 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 – actual return	1,000.00	1,128.70	7.34	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E – actual return	1,000.00	1,130.24	5.81	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	1,131.07	4.97	.94
Class R-3 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 – actual return	1,000.00	1,132.74	3.38	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	1,133.65	2.38	.45
Class R-5E – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 – actual return	1,000.00	1,134.48	1.80	.34
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 – actual return	1,000.00	1,134.76	1.59	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 181 days.

The Growth Fund of America	29

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

30	The Growth Fund of America

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The Growth Fund of America	31

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

32	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, Principal Executive Officer

Date: April 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: April 30, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: April 30, 2021